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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]  Amendment Number:

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Virtus Investment Advisers, Inc.
Address: 100 Pearl Street, Hartford, CT 06103

Form 13F File Number:  028-00085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin J. Carr
Title:   Senior Vice President and Clerk
Phone:   (860) 263-4791

Signature, Place and Date of Signing:

    /s/ Kevin J. Carr              Hartford, CT              November 14, 2012
------------------------    ------------------------    ------------------------
      (Signature)                 (City, State)                  (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting Manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number:                    Manager:
     ---------------------        ---------------------------------------------
     028-11020                    Aberdeen Asset Management, Inc.

     028-14580                    Euclid Advisors LLC

     028-01420                    Duff & Phelps Investment Management Co.

     028-04529                    BMO Asset Management Corp. (formerly Harris
                                  Investment Management, Inc.), and its related subsidiaries

     028-05792                    Kayne Anderson Rudnick Investment
                                  Management, LLC

     028-01646                    Sasco Capital, Inc.

     028-06450                    Newfleet Asset Management, LLC

     028-04490                    Vontobel Asset Management, Inc.

     028-06986                    Horizon Asset Management LLC

     028-13513                    Kleinwort Benson Investors International, Ltd.

     028-14375                    Thomas J. Herzfeld Advisors, Inc.

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            9

Form 13F Information Table Value Total:     $138,107
                                          (thousands)

List of Other Included Managers:
NONE



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                           FORM 13F INFORMATION TABLE
              REPORTING MANAGER: VIRTUS INVESTMENT ADVISERS, INC.
                   FOR THE QUARTER ENDED: SEPTEMBER 30, 2012

       COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7           COLUMN 8
--------------------- -------------- --------- --------- ------------------------- ---------- -------- ------------------------
                                                                                                            VOTING AUTHORITY
                                                         SHARES OR                                     ------------------------
                         TITLE OF                VALUE   PRINCIPAL                 INVESTMENT  OTHER      SOLE    SHARED  NONE
    NAME OF ISSUER        CLASS        CUSIP    (X1000)   AMOUNT   SH/PRN PUT/CALL DISCRETION MANAGER     (A)       (B)    (C)
--------------------- -------------- --------- --------- --------- ------ -------- ---------- -------- ---------- ------- -----
SELECT SECTOR SPDR TR SBI MATERIALS  81369Y100   15,425    419,164 SH              SOLE                   419,164
SELECT SECTOR SPDR TR SBI HEALTHCARE 81369Y209   15,708    391,515 SH              SOLE                   391,515
SELECT SECTOR SPDR TR SBI CONS STPLS 81369Y308   15,174    423,546 SH              SOLE                   423,546
SELECT SECTOR SPDR TR SBI CONS DISCR 81369Y407   15,644    334,352 SH              SOLE                   334,352
SELECT SECTOR SPDR TR SBI INT-ENERGY 81369Y506   15,374    209,359 SH              SOLE                   209,359
SELECT SECTOR SPDR TR SBI INT-FINL   81369Y605   15,664  1,004,724 SH              SOLE                 1,004,724
SELECT SECTOR SPDR TR SBI INT-INDS   81369Y704   14,983    410,158 SH              SOLE                   410,158
SELECT SECTOR SPDR TR TECHNOLOGY     81369Y803   15,296    496,218 SH              SOLE                   496,218
SELECT SECTOR SPDR TR SBI INT-UTILS  81369Y886   14,839    407,764 SH              SOLE                   407,764